Business combination (Details 10) - Somo Group £ in Thousands, R$ in Thousands			11 Months Ended	12 Months Ended
	Jun. 03, 2022 GBP (£)	Jun. 03, 2022 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Outflow of cash to acquire subsidiary, net of cash acquired
Cash consideration			R$ 340,777
Retained amount payment (i)	£ 939	R$ 5,688	5,688 [1]
Less: Balances acquired – Cash and cash equivalents			(98,701)
Outflow of cash - investing activities			247,764
Restricted cash in escrow account			23,061
Net outflow of cash - investing activities			R$ 270,825	R$ 270,825	R$ 0	R$ 0

[1]	The retained amount of R$ 7,206 for any materialized contingencies was reviewed and settled on June 3, 2022, per an amount of R$ 5,688 (£939), after negotiation agreed upon per both parties.